Report Of The Directors Financial Review Risk Report - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cost of guarantees	$ 669	$ 696